Income Taxes Level 4 (Details) - Summary of the Valuation Allowance - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Valuation Allowance [Line Items]
Income Tax Expense (Benefit)	$ 34	$ 22	$ 379
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	1,070
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	588	518	122
Changes in Related Gross Deferred Tax Assets/Liabilities	6	4	(29)
Charge/(Release)	17	66	425
Balance at End of Period	611	$ 588	$ 518
Tax Credit Carryforward, Amount	2
Valuation allowance on state net operating loss carryforwards	70
Operating Loss Carryforwards, Valuation Allowance	$ 107